RELATED PARTY TRANSACTIONS - Summary of Net Amounts Earned (Incurred) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	$ 7,844	$ 18,878	$ 7,152
SFL
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	2,112	1,591	2,001
Golden Ocean
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	5,630	6,851	7,138
Seatankers Management Norway AS
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	(515)	(705)	(735)
Alta Trading UK Limited
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	49,238	3,197	0
Seadrill Limited
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	348	367	279
Archer Limited
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	372	418	317
Flex LNG Ltd
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	1,289	1,195	1,788
Avance Gas
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	880	518	0
TFG Marine
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	557	0	0
Other related parties
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	$ 240	$ 197	$ 130